INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
loss before income taxes	¥ (491,339)	$ (71,461)	¥ (345,494)	¥ (207,816)
Income tax computed at applicable tax rates (25%)	(122,835)	(17,866)	(86,374)	(51,954)
Effect of different tax rates in different jurisdictions	979	142	693	4,743
Non-deductible expenses	127,291	18,514	92,960	54,588
Effect of tax rate changes	0	0	0	(1,841)
Change in valuation allowance	1,637	238	0	(5,144)
Changes in interest and penalties on unrecognized tax position	0	0	5,098	3,105
Effect of EIT reversal for previous years	(20,726)	(3,014)	(19,704)	2,760
Research and development super-deduction	(5,942)	(864)	(6,692)	(2,947)
Others	(6)	(1)	(6)	(1,167)
Income tax expense (benefit)	¥ (19,602)	$ (2,851)	¥ (14,025)	¥ 2,143